Intangible assets (Tables)	9 Months Ended
Sep. 30, 2020
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At December 31, 2019	$10,737	$20,818	$31,555
Additions	3,997	8,239	12,236
Exchange difference	—	(6)	(6)
At September 30, 2020	$14,734	$29,051	$43,785
Amortization and impairment:
At December 31, 2019	1,755	13,104	14,859
Amortization	1,125	3,189	4,314
Exchange difference	—	(6)	(6)
At September 30, 2020	$2,880	$16,287	$19,167
Net book value:
At January 1, 2020	$8,982	$7,714	$16,696
At September 30, 2020	$11,854	$12,764	$24,618